THE ADVISORS' INNER CIRCLE FUND II

                       UCM INSITUTIONAL MONEY MARKET FUND
              HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND


                    SUPPLEMENT DATED DECEMBER 29, 2006 TO THE
   UCM INSTITUTIONAL MONEY MARKET FUND PROSPECTUS DATED NOVEMBER 30, 2006 AND THE HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND PROSPECTUS DATED
         MAY 31, 2006 (THE "PROSPECTUSES"), AND ANY SUPPLEMENTS THERETO


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.


The UCM Institutional Money Market Fund and the Hancock Horizon Treasury Securities Money Market Fund will each consider January 2, 2007 to be a "Business Day", notwithstanding the language in each fund's prospectus that a "Business Day" shall be any day that the New York Stock Exchange ("NYSE") and the Federal Reserve are open for business. The NYSE has announced that it will be closed on January 2, 2007 in observation of President Ford's death.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE